Inventories net (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Inventories net
Raw materials	$ 520,216	$ 620,252
Packaging materials	69,420	63,703
Finished goods	3,321,021	81,975
Inventories	3,910,657	765,930
Less: allowance for inventory reserve	(8,809)	(49,652)
Total	$ 3,901,848	$ 716,278